As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 5.6%
Aviall, Inc. (a)	205,300	$7,817,824
Axsys Technologies, Inc. (a)	152,848	2,606,058
Hexcel Corporation (a)	305,900	6,720,623
Ladish Co., Inc. (a)	228,500	6,619,645
Teledyne Technologies Incorporated (a)	127,450	4,537,220
		28,301,370
Air Freight & Logistics - 1.1%
Pacer International, Inc.	165,300	5,402,004

Auto Components - 1.1%
Drew Industries Incorporated (a)	153,900	5,471,145

Biotechnology - 1.6%
Human Genome Sciences, Inc. (a)	327,200	3,556,664
Serologicals Corporation (a)	191,650	4,687,759
		8,244,423

Building Products - 0.8%
Jacuzzi Brands, Inc. (a)	432,550	4,251,966

Chemicals - 0.8%
Georgia Gulf Corporation	149,900	3,895,901

Commercial Banks - 6.2%
Cullen/Frost Bankers, Inc.	80,000	4,300,000
First State Bancorporation	179,750	4,774,160
Glacier Bancorp, Inc.	150,137	4,661,754
Hancock Holding Company	134,000	6,233,680
The South Financial Group, Inc.	209,400	5,475,810
Texas Regional Bancshares, Inc. - Class A	206,890	6,101,186
		31,546,590
Commercial Services & Supplies - 3.5%
Airgas, Inc.	103,200	4,034,088
John H. Harland Company	96,100	3,776,730
Mobile Mini, Inc. (a)	326,000	10,079,920
		17,890,738
Computers & Peripherals - 0.9%
Quantum Corporation (a)	1,147,600	4,292,024

Construction & Engineering - 1.8%
EMCOR Group, Inc. (a)	155,000	7,697,300
MasTec, Inc. (a)	89,300	1,265,381
		8,962,681
Consumer Finance - 2.7%
Cash America International, Inc.	223,600	6,712,472
MoneyGram International, Inc.	226,100	6,945,792
		13,658,264
Containers & Packaging - 0.9%
Silgan Holdings Inc.	110,300	4,430,751

Diversified Manufacturing - 1.5%
Raven Industries, Inc.	198,850	7,777,024

Education Services - 1.8%
Laureate Education Inc. (a)	90,100	4,809,538
Universal Technical Institute Inc. (a)	144,400	4,346,440
		9,155,978
Electronic Equipment & Instruments - 2.4%
I.D. Systems, Inc. (a)	126,400	3,160,000
Photon Dynamics, Inc. (a)	158,000	2,962,500
Veeco Instruments Inc. (a)	248,650	5,805,977
		11,928,477
Energy Equipment & Services - 3.3%
Dril-Quip, Inc. (a)	98,400	6,971,640
Hydril (a)	74,400	5,799,480
Superior Well Services, Inc. (a)	129,350	3,760,204
		16,531,324
Food & Staples Retailing - 6.1%
Casey's General Stores, Inc.	200,000	4,574,000
The Pantry, Inc. (a)	88,850	5,543,351
Pathmark Stores, Inc. (a)	363,600	3,803,256
Performance Food Group Company (a)	183,900	5,735,841
Reddy Ice Holdings, Inc.	223,600	4,966,156
United Natural Foods, Inc. (a)	178,900	6,256,133
		30,878,737
Health Care Equipment & Supplies - 3.5%
ArthroCare Corporation (a)	110,700	5,293,674
IntraLase Corp (a)	284,500	6,600,400
Sybron Dental Specialties, Inc. (a)	135,000	5,567,400
		17,461,474
Health Care Providers & Services - 2.6%
PSS World Medical, Inc. (a)	388,000	7,484,520
United Surgical Partners International, Inc. (a)	152,550	5,401,796
		12,886,316
Hotels, Restaurants & Leisure - 2.4%
Landry's Restaurants, Inc.	143,300	5,062,789
LIFE TIME FITNESS, Inc. (a)	152,700	7,153,995
		12,216,784
Household Durables - 1.7%
La-Z-Boy Incorporated	227,550	3,868,350
Tempur-Pedic International Inc. (a)	319,700	4,523,755
		8,392,105
Information Technology Services - 1.2%
Ness Technologies Inc. (a)	488,950	6,155,881

Insurance - 4.5%
American Equity Investment Life Holding Company	355,250	5,094,285
Argonaut Group, Inc. (a)	222,425	7,907,209
Max Re Capital Ltd. (b)	238,200	5,669,160
Republic Companies Group, Inc.	241,900	4,199,384
		22,870,038
Internet & Catalog Retail - 0.9%
Blue Nile, Inc. (a)	135,300	4,761,207

Internet Software & Services - 1.3%
Access Integrated Technologies Inc. - Class A (a)	315,300	4,051,605
Traffic.com, Inc. (a)	276,000	2,304,600
		6,356,205
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	45,010	1,082,941

Machinery - 3.5%
Albany International Corp. - Class A	126,300	4,810,767
CLARCOR Inc.	162,800	5,795,680
Franklin Electric Co, Inc.	125,300	6,847,645
		17,454,092
Marine - 1.2%
Kirby Corporation (a)	88,150	6,003,896

Media - 1.0%
Entravision Communications Corporation - Class A (a)	543,300	4,976,628

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	55,350	5,198,472

Oil & Gas Exploration & Production Companies - 6.2%
Cabot Oil & Gas Corporation	101,350	4,857,705
Denbury Resources Inc. (a)	191,400	6,061,638
Encore Acquisition Company (a)	125,800	3,899,800
Petrohawk Energy Corporation (a)	347,253	4,757,366
Range Resources Corporation	167,950	4,586,715
St. Mary Land & Exploration Company	173,450	7,081,964
		31,245,188
Pharmaceuticals - 3.0%
Bentley Pharmaceuticals, Inc. (a)	343,500	4,517,025
Par Pharmaceutical Cos Inc. (a)	164,500	4,635,610
Perrigo Company	380,300	6,202,693
		15,355,328
Real Estate - 1.4%
FelCor Lodging Trust, Inc.	327,800	6,916,580

Semiconductor & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc. (a)	200,500	2,833,065
FormFactor, Inc. (a)	122,100	4,800,972
		7,634,037
Software - 7.3%
Ariba, Inc. (a)	644,600	6,304,188
Embarcadero Technologies, Inc. (a)	562,300	3,936,100
i2 Technologies, Inc. (a)	317,600	5,462,720
Nuance Communications, Inc. (a)	935,700	11,050,617
Parametric Technology Corporation (a)	321,360	5,247,809
TIBCO Software Inc. (a)	587,200	4,908,992
		36,910,426
Specialty Retail - 5.3%
Charming Shoppes, Inc. (a)	327,400	4,868,438
Gamestop Corporation - Class A (a)	115,700	5,454,098
Jos. A. Bank Clothiers, Inc. (a)	162,693	7,801,129
Tractor Supply Company (a)	127,450	8,455,033
		26,578,698
Thrifts & Mortgage Finance - 0.6%
City Bank	70,383	3,275,625

Trading Companies & Distributors - 1.3%
Anixter International, Inc.	139,400	6,660,532

Wireless Telecommunication Services - 1.6%
SBA Communications Corporation - Class A (a)	348,500	8,158,385

TOTAL COMMON STOCKS		481,170,235
(Cost $329,421,616)

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
Columbia Money Market Reserves Fund - Capital Shares	13,607,002	13,607,002
Dreyfus Cash Management Fund - Investor Shares	13,242,152	13,242,152
Federated Treasury Obligations Fund - Institutional Shares	2,506,961	2,506,961

TOTAL SHORT-TERM INVESTMENTS		29,356,115
(Cost $29,356,115)

Total Investments - 101.1%		510,526,350
(Cost $358,777,731)

Liabilities in Excess of Other Assets - (1.1)%		(5,760,719)
TOTAL NET ASSETS - 100.0%		$504,765,631

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 358,777,731
Gross unrealized appreciation	$ 157,309,174
Gross unrealized depreciation	(5,560,555)
Net unrealized appreciation	$ 151,748,619

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Equity Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Aerospace & Defense - 7.1%
Honeywell International Inc.	24,000	$1,026,480
Raytheon Company	22,000	1,008,480
Rockwell Collins, Inc.	15,000	845,250
United Technologies Corporation	10,000	579,700
		3,459,910
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	5,000	396,900

Beverages - 3.9%
The Coca-Cola Company	14,000	586,180
Molson Coors Brewing Company - Class B	6,500	446,030
PepsiCo, Inc.	15,000	866,850
		1,899,060
Building Products - 0.9%
American Standard Companies Inc.	10,500	450,030

Chemicals - 2.1%
Air Products and Chemicals, Inc.	9,000	604,710
E. I. du Pont de Nemours & Company	10,000	422,100
Tronox Incorporated - Class B (a)	1,273	21,623
		1,048,433
Commercial Banks - 6.5%
Bank of America Corporation	20,000	910,800
Compass Bancshares, Inc.	11,900	602,259
Cullen/Frost Bankers, Inc.	13,000	698,750
The South Financial Group, Inc.	20,000	523,000
Wells Fargo & Company	7,000	447,090
		3,181,899
Commercial Services & Supplies - 3.1%
Allied Waste Industries, Inc. (a)	59,000	722,160
Waste Management, Inc.	22,000	776,600
		1,498,760
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	34,000	736,780
Motorola, Inc.	34,000	778,940
		1,515,720
Computers & Peripherals - 3.5%
Dell, Inc. (a)	15,000	446,400
EMC Corporation (a)	45,000	613,350
International Business Machines Corporation	8,000	659,760
		1,719,510
Construction & Engineering - 0.9%
Chicago Bridge & Iron Company N.V. - NY Shares - ADR (b)	18,000	432,000

Containers & Packaging - 2.3%
Temple-Inland Inc.	25,000	1,113,750

Diversified Financial Services - 1.6%
Citigroup Inc.	5,500	259,765
JPMorgan Chase & Co.	13,000	541,320
		801,085
Diversified Telecommunication Services - 3.9%
ALLTEL Corporation	7,000	453,250
AT&T Inc.	30,000	811,200
Verizon Communications Inc.	18,500	630,110
		1,894,560
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	10,300	386,765

Energy Equipment & Services - 0.9%
Noble Corporation (b)	5,700	462,270

Food & Staples Retailing - 1.0%
CVS Corporation	16,000	477,920

Food Products - 1.0%
McCormick & Company, Incorporated (c)	14,600	494,356

Health Care Equipment & Supplies - 4.4%
Alcon, Inc. (a) (b)	4,800	500,448
Becton, Dickinson & Company	8,000	492,640
DENTSPLY International Inc.	8,500	494,275
Fisher Scientific International Inc. (a)	10,000	680,500
		2,167,863
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corporation (a)	14,000	526,960

Household Products - 2.9%
Kimberly-Clark Corporation	11,500	664,700
The Procter & Gamble Company	13,000	749,060
		1,413,760
Industrial Conglomerates - 1.7%
General Electric Company	24,000	834,720

Insurance - 3.8%
American International Group, Inc.	9,000	594,810
Genworth Financial Inc. - Class A	20,000	668,600
Prudential Financial, Inc.	8,000	606,480
		1,869,890
Internet & Catalog Retail - 0.8%
eBay Inc. (a)	10,000	390,600

Investment Bank & Brokerage - 0.7%
Morgan Stanley	5,700	358,074

IT Services - 1.2%
Accenture Ltd.- Class A (b)	20,000	601,400

Media - 4.0%
CBS Corporation - Class B (c)	4,450	106,711
Clear Channel Communications, Inc.	20,000	580,200
Gannett Co., Inc.	9,500	569,240
Time Warner Inc.	32,000	537,280
Viacom Inc. - Class B (a)	4,450	172,660
		1,966,091

Oil & Gas Exploration & Production Companies - 7.8%
Anadarko Petroleum Corporation	7,000	707,070
EOG Resources, Inc.	7,000	504,000
Exxon Mobil Corporation	10,000	608,600
Kerr-McGee Corporation	6,313	602,765
Noble Energy, Inc.	10,000	439,200
The Williams Companies, Inc.	20,000	427,800
XTO Energy, Inc.	12,000	522,840
		3,812,275
Paper & Forest Products - 1.2%
International Paper Company	17,000	587,690

Pharmaceuticals - 5.6%
Abbott Laboratories	18,000	764,460
Pfizer Inc.	26,000	647,920
Schering-Plough Corporation	45,000	854,550
Teva Pharmaceutical Industries, Ltd. - ADR (b)	11,000	452,980
		2,719,910
Road & Rail - 1.2%
Burlington Northern Santa Fe Corporation	7,300	608,309

Semiconductor & Semiconductor Equipment - 2.2%
Intel Corporation	22,000	425,700
Texas Instruments, Incorporated	20,000	649,400
		1,075,100
Software - 5.4%
Cognos, Inc. (a) (b)	13,000	505,700
Electronic Arts Inc. (a)	6,100	333,792
Microsoft Corporation	15,000	408,150
Oracle Corporation (a)	50,000	684,500
Symantec Corporation (a)	41,080	691,377
		2,623,519
Software & Services - 1.0%
BEA Systems, Inc. (a)	37,500	492,375

Specialty Retail - 6.2%
The Home Depot, Inc.	20,000	846,000
PETsMART, Inc.	31,000	872,340
RadioShack Corporation	33,000	634,590
Tiffany & Co.	18,000	675,720
		3,028,650

TOTAL COMMON STOCKS		46,310,114
(Cost $37,049,167)

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
Columbia Money Market Reserves Fund - Capital Shares	1,412,429	1,412,429
Dreyfus Cash Management Fund - Investor Shares	1,389,071	1,389,071
Federated Treasury Obligations Fund - Institutional Shares	392,567	392,567

TOTAL SHORT-TERM INVESTMENTS		3,194,067
(Cost $3,194,067)

Total Investments - 101.1%		49,504,181
(Cost $40,243,234)

Liabilities in Excess of Other Assets - (1.1)%		(556,177)
TOTAL NET ASSETS - 100.0%		$48,948,004

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.
(c) Non-voting shares.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 40,243,234
Gross unrealized appreciation	$ 10,374,042
Gross unrealized depreciation	(1,113,094)
Net unrealized appreciation	$ 9,260,948

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS - 71.1%
Aerospace & Defense - 3.7%
General Dynamics Corporation	1,400	$89,572
Raytheon Company	3,132	143,571
United Technologies Corporation	2,000	115,940
		349,083
Asset Management - 2.8%
The Bank of New York Company, Inc.	4,000	144,160
Mellon Financial Corporation	3,440	122,464
		266,624
Beverages - 2.4%
The Coca-Cola Company	2,300	96,301
PepsiCo, Inc.	2,200	127,138
		223,439

Biotechnology - 1.5%
Serologicals Corporation (a)	6,000	146,760

Building Products - 0.9%
American Standard Companies Inc.	2,000	85,720

Chemicals - 2.3%
Air Products and Chemicals, Inc.	1,800	120,942
E.I. du Pont de Nemours & Company	2,400	101,304
		222,246
Commercial Banks - 5.3%
Bank of America Corporation	2,500	113,850
Cullen/Frost Bankers, Inc.	2,600	139,750
The South Financial Group, Inc.	4,300	112,445
Wells Fargo & Company	2,200	140,514
		506,559
Commercial Services & Supplies - 2.3%
H&R Block, Inc.	4,200	90,930
Waste Management, Inc.	3,500	123,550
		214,480
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	3,900	84,513
Harris Corporation	2,600	122,954
Motorola, Inc.	4,500	103,095
		310,562
Computers & Peripherals - 2.2%
Dell, Inc. (a)	2,900	86,304
International Business Machines Corporation	1,500	123,705
		210,009
Containers & Packaging - 1.6%
Temple-Inland, Inc.	3,300	147,015

Diversified Financial Services - 1.3%
Citigroup Inc.	2,566	121,192

Diversified Telecommunication Services - 3.1%
ALLTEL Corporation	1,600	103,600
AT&T Inc.	3,800	102,752
Verizon Communications Inc.	2,600	88,556
		294,908

Energy Equipment & Services - 3.1%
Noble Corporation (b)	1,500	121,650
Schlumberger Ltd. (b)	1,350	170,869
		292,519
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	2,500	118,100

Food Products - 1.1%
Kraft Foods, Inc. - Class A	3,300	100,023

Health Care Equipment & Supplies - 4.2%
Alcon, Inc. (a) (b)	1,000	104,260
DENTSPLY International Inc.	1,200	69,780
Fisher Scientific International Inc. (a)	1,600	108,880
Medtronic, Inc.	2,300	116,725
		399,645
Household Products - 3.8%
Colgate-Palmolive Co.	2,500	142,750
Kimberly-Clark Corporation	1,700	98,260
The Procter & Gamble Company	2,100	121,002
		362,012
Industrial Conglomerates - 1.8%
General Electric Company	4,800	166,944

Insurance - 2.3%
Genworth Financial Inc. - Class A	2,400	80,232
Prudential Financial, Inc.	1,781	135,018
		215,250
IT Services - 3.7%
Accenture Ltd. - Class A (b)	4,200	126,294
Automatic Data Processing, Inc.	2,200	100,496
First Data Corp.	2,600	121,732
		348,522
Media - 2.7%
CBS Corporation - Class B (c)	1,443	34,603
Harte-Hanks, Inc.	3,000	82,050
Viacom Inc. - Class B (a)	1,443	55,988
The Walt Disney Company	3,000	83,670
		256,311
Oil & Gas Exploration & Production Companies - 6.2%
Anadarko Petroleum Corporation	1,100	111,111
Chevron Corporation	1,495	86,665
EOG Resources, Inc.	1,600	115,200
Exxon Mobil Corporation	2,500	152,150
XTO Energy, Inc.	2,766	120,515
		585,641
Pharmaceuticals - 3.5%
Abbott Laboratories	2,100	89,187
Schering-Plough Corporation	6,500	123,435
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,000	123,540
		336,162
Semiconductor & Semiconductor Equipment - 1.2%
Texas Instruments Incorporated	3,400	110,398

Software - 0.9%
Microsoft Corporation	3,100	84,351

Specialty Retail - 2.7%
The Home Depot, Inc.	3,100	131,130
PETsMART, Inc.	4,300	121,002
		252,132

TOTAL COMMON STOCKS
(Cost $5,425,983)		6,726,607

CORPORATE BONDS - 26.2%
Aerospace & Defense - 2.4%
General Dynamics Corporation
4.50%, 08/15/2010	100,000	96,859
Raytheon Company
6.00%, 12/15/2010	26,000	26,536
United Technologies Corporation
4.875%, 11/01/2006	100,000	99,957
		223,352
Asset Management - 1.0%
The Bank of New York Company, Inc.
3.90%, 09/01/2007	100,000	98,161

Beverages - 0.6%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010	57,000	57,921

Building Products - 0.8%
Masco Corporation
5.75%, 10/15/2008	75,000	75,488

Chemicals - 1.1%
E.I. du Pont de Nemours & Company
6.875%, 10/15/2009	100,000	104,695

Commercial Banks - 0.9%
Bancwest Corp.
8.30%, 01/15/2011	75,000	83,042

Commercial Services & Supplies - 1.1%
Waste Management, Inc.
7.375%, 08/01/2010	100,000	106,779

Communications Equipment - 2.3%
Harris Corporation
6.35%, 02/01/2028	110,000	111,719
Motorola, Inc.
7.625%, 11/15/2010	100,000	109,175
		220,894
Computers & Peripherals - 0.5%
International Business Machines Corporation
4.375%, 06/01/2009	50,000	48,812

Consumer Finance - 1.1%
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	100,000	100,890

Diversified Financial Services - 2.1%
CIT Group Inc.
6.875%, 11/01/2009	100,000	104,425
Citigroup Inc.
4.25%, 07/29/2009	100,000	96,932
		201,357
Diversified Telecommunication Services - 0.8%
AT&T Inc.
5.875%, 02/01/2012	75,000	75,536

Electrical Equipment - 1.1%
Emerson Electric Co.
5.85%, 03/15/2009	100,000	101,682

Food & Staples Retailing - 1.7%
CVS Corporation
3.875%, 11/01/2007	85,000	83,127
Wal-Mart Stores, Inc.
5.45%, 08/01/2006	75,000	75,101
		158,228
Investment Bank & Brokerage - 2.2%
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	100,000	103,190
Morgan Stanley Group, Inc.
6.875%, 03/01/2007	100,000	101,504
		204,694
Multiline Retail - 0.6%
J.C. Penney Co., Inc.
6.50%, 12/15/2007	60,000	61,199

Multi-Utilities & Unregulated Power - 0.5%
Duke Energy Corp.
6.25%, 01/15/2012	50,000	51,588

Oil & Gas Exploration & Production Companies - 3.2%
Anadarko Petroleum Corporation
3.25%, 05/01/2008	100,000	95,866
Burlington Resources Finance Co. (b)
6.68%, 02/15/2011	100,000	105,247
EOG Resources, Inc.
6.50%, 12/01/2007	100,000	101,702
		302,815
Paper & Forest Products - 1.1%
Weyerhaeuser Co.
5.95%, 11/01/2008	100,000	100,979

Restaurants - 0.8%
McDonald's Corporation
6.00%, 04/15/2011	75,000	76,708

Software - 0.3%
Oracle Corporation
6.91%, 02/15/2007	25,000	25,339

TOTAL CORPORATE BONDS
(Cost $2,507,734)		2,480,159

U.S. GOVERNMENT & AGENCY ISSUES - 1.6%
U.S. Treasury Notes - 1.6%
3.00%, 12/31/2006	50,000	49,330
4.25%, 10/31/2007	50,000	49,559
5.00%, 08/15/2011	50,000	50,455

TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $152,865)		149,344

SHORT-TERM INVESTMENTS - 1.0%
Money Market Fund - 1.0%
Columbia Money Market Reserves Fund - Capital Shares	97,394	97,394

TOTAL SHORT-TERM INVESTMENTS
(Cost $97,394)		97,394

Total Investments - 99.9%
(Cost $8,183,976)		9,453,504

Other Assets in Excess of Liabilities - 0.1%		9,150
TOTAL NET ASSETS - 100.0%		$9,462,654

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.
(c) Non-voting shares.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 8,183,976
Gross unrealized appreciation	$ 1,634,251
Gross unrealized depreciation	(364,723)
Net unrealized appreciation	$ 1,269,528

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares or Principal Amount	Value
CORPORATE BONDS - 86.6%
Aerospace & Defense - 4.4%
Lockheed Martin Corporation:
8.20%, 12/01/2009	$820,000	$895,565
7.65%, 05/01/2016	1,250,000	1,434,835
Raytheon Company
6.00%, 12/15/2010	306,000	312,310
United Technologies Corporation:
4.875%, 11/01/2006	1,040,000	1,039,556
7.125%, 11/15/2010	250,000	267,219
6.10%, 05/15/2012	700,000	724,987
		4,674,472
Asset Management - 2.5%
The Bank of New York Company Inc.
5.20%, 07/01/2007	1,000,000	998,262
Mellon Funding Corporation:
6.70%, 03/01/2008	325,000	333,317
6.40%, 05/14/2011	1,292,000	1,346,663
		2,678,242
Beverages - 1.7%
Anheuser-Busch Cos., Inc.
Callable 01/15/2006
5.75%, 01/15/2011	588,000	584,715
PepsiCo, Inc.:
3.20%, 05/15/2007	500,000	489,847
5.75%, 01/15/2008	730,000	736,186
		1,810,748
Chemicals - 3.4%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010	750,000	715,061
The Lubrizol Corporation
5.50%, 10/01/2014	1,400,000	1,358,020
Praxair, Inc.:
6.90%, 11/01/2006	552,000	557,172
6.375%, 04/01/2012	925,000	967,485
		3,597,738
Commercial Banks - 2.8%
Bank of America Corporation
6.375%, 02/15/2008	350,000	356,723
FleetBoston Financial Corporation
7.125%, 04/15/2006	1,500,000	1,500,597
National City Bank
6.20%, 12/15/2011	335,000	346,843
SunTrust Banks, Inc.
6.25%, 06/01/2008	811,000	825,965
		3,030,128

Commercial Services & Supplies - 4.3%
Allied Waste Industries, Inc.
5.75%, 02/15/2011	1,000,000	957,500
Block Financial Corp.
8.50%, 04/15/2007	490,000	503,190
Ingersoll-Rand Company Ltd. (a)
6.25%, 05/15/2006	890,000	891,187
International Lease Finance Corporation
6.375%, 03/15/2009	700,000	717,048
Pitney Bowes Inc.
3.875%, 06/15/2013	400,000	361,938
Waste Management, Inc.
7.375%, 08/01/2010	1,049,000	1,120,108
		4,550,971
Communications Equipment - 3.8%
Cisco Systems, Inc.:
5.25%, 02/22/2011	1,400,000	1,389,528
5.50%, 02/22/2016	1,000,000	986,833
Motorola, Inc.
7.625%, 11/15/2010	1,500,000	1,637,634
		4,013,995
Computers & Peripherals - 3.1%
Dell, Inc.
6.55%, 04/15/2008	1,000,000	1,021,838
Hewlett-Packard Company
5.50%, 07/01/2007	1,500,000	1,500,232
International Business Machines Corporation
4.875%, 10/01/2006	750,000	749,200
		3,271,270
Consumer Finance - 5.6%
American General Finance Corporation
5.875%, 07/14/2006	1,000,000	1,002,453
Capital One Bank
5.125%, 02/15/2014	1,200,000	1,156,607
Capital One Financial Corporation
7.25%, 05/01/2006	2,760,000	2,764,557
Pitney Bowes Credit Corp.
5.75%, 08/15/2008	1,000,000	1,008,898
		5,932,515
Containers & Packaging - 1.4%
Packaging Corp of America
5.75%, 08/01/2013	1,500,000	1,456,176

Diversified Financial Services - 2.1%
Citicorp
7.00%, 07/01/2007	1,157,000	1,179,330
First Chicago Corporation
6.375%, 01/30/2009	1,000,000	1,027,580
		2,206,910

Diversified Telecommunication Services - 4.9%
ALLTEL Corporation
7.00%, 07/01/2012	1,000,000	1,076,724
AT&T Inc.
6.25%, 03/15/2011	200,000	205,444
SBC Communications Inc.:
5.75%, 05/02/2006	3,795,000	3,796,226
5.30%, 11/15/2010	125,000	123,481
		5,201,875
Electric Utilities - 3.3%
Progress Energy, Inc.
5.85%, 10/30/2008	1,000,000	1,008,686
Southern Company Capital Funding, Inc.
5.30%, 02/01/2007	1,000,000	996,046
TXU Corp.
6.375%, 06/15/2006	1,520,000	1,530,368
		3,535,100
Electrical Equipment - 1.8%
Emerson Electric Co.:
5.00%, 10/15/2008	850,000	843,928
5.85%, 03/15/2009	1,025,000	1,042,237
		1,886,165
Energy Equipment & Services - 0.8%
Baker Hughes Incorporated
6.00%, 02/15/2009	857,000	873,690

Food & Staples Retailing - 1.4%
CVS Corporation
3.875%, 11/01/2007	535,000	523,208
Wal-Mart Stores, Inc.
5.45%, 08/01/2006	1,000,000	1,001,348
		1,524,556
Food Products - 0.9%
The Hershey Company
4.85%, 08/15/2015	1,000,000	954,629

Health Care Providers & Services - 0.1%
HCA, Inc.
5.25%, 11/06/2008	160,000	158,049

Household Products - 1.4%
Kimberly-Clark Corporation:
7.10%, 08/01/2007	500,000	512,134
5.625%, 02/15/2012	1,000,000	1,018,447
		1,530,581

Industrial Conglomerates - 0.4%
Tyco International Group SA (a):
6.125%, 11/01/2008	254,000	257,595
6.00%, 11/15/2013	140,000	140,849
		398,444

Investment Bank & Brokerage - 3.2%
The Bear Stearns Companies Inc.
6.75%, 12/15/2007	600,000	613,868
The Goldman Sachs Group, Inc.
5.25%, 04/01/2013	725,000	707,839
Lehman Brothers Holdings, Inc.
8.25%, 06/15/2007	1,000,000	1,031,898
Morgan Stanley Group, Inc.
6.875%, 03/01/2007	1,000,000	1,015,042
		3,368,647
IT Services - 0.6%
First Data Corporation:
4.70%, 11/01/2006	235,000	234,341
6.375%, 12/15/2007	400,000	405,930
		640,271

Machinery - 0.9%
Dover Corporation
6.50%, 02/15/2011	925,000	966,512

Media - 1.4%
Clear Channel Communications, Inc.:
4.625%, 01/15/2008	725,000	712,168
7.65%, 09/15/2010	775,000	814,938
		1,527,106
Metals & Mining - 2.9%
Alcoa Inc.:
4.25%, 08/15/2007	750,000	738,899
6.00%, 01/15/2012	1,310,000	1,338,478
Freeport-McMoRan Copper & Gold, Inc.
Callable 02/01/2007
10.125%, 02/01/2010	975,000	1,055,438
		3,132,815

Multiline Retail - 4.8%
Dollar General Corporation
8.625%, 06/15/2010	1,745,000	1,884,600
J.C. Penney Co. Inc.:
6.50%, 12/15/2007	915,000	933,294
8.00%, 03/01/2010	950,000	1,027,501
Target Corporation:
5.50%, 04/01/2007	950,000	952,313
6.35%, 01/15/2011	300,000	312,448
		5,110,156

Multi-Utilities & Unregulated Power - 1.0%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,031,754

Oil & Gas Drilling - 1.5%
Transocean Inc. (a)
6.625%, 04/15/2011	1,500,000	1,572,024

Oil & Gas Exploration & Production Companies - 11.1%
Amerada Hess Corporation
6.65%, 08/15/2011	1,550,000	1,622,972
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,668,897
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	1,370,000	1,441,891
Devon Financing Corp. ULC
6.875%, 09/30/2011	1,000,000	1,061,438
EOG Resources, Inc.
6.50%, 12/01/2007	1,000,000	1,017,015
Kerr-McGee Corporation
6.875%, 09/15/2011	1,000,000	1,050,456
Union Pacific Resources Group Inc.
7.00%, 10/15/2006	1,250,000	1,260,466
Vintage Petroleum, Inc.
Callable 05/01/2007
8.25%, 05/01/2012	1,400,000	1,489,250
XTO Energy, Inc.
6.25%, 04/15/2013	1,150,000	1,191,254
		11,803,639

Real Estate - 0.8%
Camden Property Trust
7.00%, 11/15/2006	800,000	808,776

Restaurants - 1.0%
McDonald's Corporation
6.00%, 04/15/2011	1,000,000	1,022,779

Road & Rail - 1.1%
Union Pacific Corporation:
6.70%, 12/01/2006	200,000	201,703
6.125%, 01/15/2012	1,000,000	1,028,152
		1,229,855
Semiconductor & Semiconductor Equipment - 0.9%
Applied Materials, Inc.
6.75%, 10/15/2007	1,000,000	1,019,436

Software - 1.5%
Oracle Corporation
6.91%, 02/15/2007	1,550,000	1,571,043

Specialty Retail - 2.3%
The Home Depot, Inc.
4.625%, 08/15/2010	1,175,000	1,145,518
Lowe's Companies, Inc.
8.25%, 06/01/2010	1,225,000	1,356,071
		2,501,589
Thrifts & Mortgage Finance - 1.5%
Washington Mutual, Inc.
7.50%, 08/15/2006	1,600,000	1,613,632

TOTAL CORPORATE BONDS
(Cost $93,754,565)		92,206,288

PREFERRED STOCKS - 2.4%
Investment Bank & Brokerage - 2.4%
The Goldman Sachs Group, Inc.	40,000	1,036,000
Lehman Brothers Holdings, Inc.
Callable 10/31/2008	21,000	522,270
Merrill Lynch & Co., Inc.
Callable 11/28/2009	40,000	1,017,600

TOTAL PREFERRED STOCKS
(Cost $2,523,320)		2,575,870

U.S. GOVERNMENT & AGENCY ISSUES - 9.1%
Fannie Mae - 1.9%
Callable 05/19/2006
4.15%, 11/19/2007	1,000,000	984,433
Callable 05/10/2006
5.01%, 11/10/2010	1,000,000	984,028
		1,968,461
Federal Home Loan Bank - 1.9%
Callable 11/21/2006
4.90%, 11/21/2007	1,000,000	995,841
5.25%, 06/18/2014	1,000,000	1,003,556
		1,999,397
Freddie Mac - 0.9%
4.20%, 12/28/2007	1,000,000	985,643

U. S. Treasury Inflation Indexed Bond - 1.1%
3.375%, 01/15/2012	1,116,500	1,184,101

U.S. Treasury Notes - 3.3%
4.75%, 11/15/2008	1,000,000	998,204
5.00%, 08/15/2011	1,000,000	1,009,102
4.875%, 02/15/2012	1,000,000	1,001,876
4.75%, 05/15/2014	500,000	495,781
		3,504,963
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $9,976,431)		9,642,565

SHORT-TERM INVESTMENTS - 0.2%
Money Market Fund - 0.2%
Columbia Money Market Reserves Fund - Capital Shares	194,714	194,714

TOTAL SHORT-TERM INVESTMENTS
(Cost $194,714)		194,714

Total Investments - 98.3%		104,619,437
(Cost $106,449,030)

Other Assets in Excess of Liabilities - 1.7%		1,814,540
TOTAL NET ASSETS - 100.0%		$106,433,977

(a)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 106,449,030
Gross unrealized appreciation	$ 272,714
Gross unrealized depreciation	(2,102,307)
Net unrealized depreciation	($1,829,593)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM International Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
AUSTRALIA - 2.7%
Containers & Packaging - 0.5%
Amcor Limited	82,553	$437,339

Diversified Financial Services - 0.6%
Suncorp-Metway Limited	38,115	530,451

Diversified Operations - 0.4%
BHP Billiton Limited	20,797	416,881

Insurance - 0.5%
QBE Insurance Group Limited	31,682	496,264

Metals & Mining - 0.7%
Alumina Limited	121,949	646,919
Total Australia		2,527,854

AUSTRIA - 1.3%
Oil & Gas Exploration & Production Companies - 1.3%
OMV AG	18,004	1,204,368
Total Austria		1,204,368

BELGIUM - 1.1%
Commercial Banks - 1.1%
KBC GROEP NV	9,302	998,760
Total Belgium		998,760

CHINA - 0.7%
Insurance - 0.7%
PICC Property and Casualty Company Limited - H Shares	1,838,000	669,191
Total China		669,191

FRANCE - 9.7%
Building Products - 1.0%
Compagnie de Saint-Gobain	13,119	916,540

Chemicals - 0.6%
Rhodia SA (a)	206,045	531,854

Commercial Banks - 1.2%
Credit Agricole SA	29,976	1,166,448

Diversified Telecommunications - 1.0%
France Telecom SA	43,956	988,661

Electric Utilities - 1.6%
Electricite de France (a)	27,054	1,534,365

Electronic Equipment & Instruments - 2.3%
Alstom (a)	15,208	1,275,350
Schneider Electric SA	7,901	853,122
		2,128,472

Oil & Gas Exploration & Production Companies - 2.0%
Total SA	7,049	1,859,676
Total France		9,126,016

GERMANY - 8.3%
Automotive - 2.8%
Continental AG	8,400	926,852
DaimlerChrysler AG	29,287	1,682,659
		2,609,511

Commercial Banks - 0.9%
Commerzbank AG	21,323	848,600

Electric Utilities - 2.3%
E.ON AG	19,487	2,145,464

Insurance - 2.3%
Allianz AG	12,871	2,151,562
Total Germany		7,755,137

HONG KONG - 1.4%
Commercial Banks - 0.4%
Dah Sing Financial Group	49,200	387,429

Oil & Gas Exploration & Production Companies - 0.3%
CNOOC Limited	395,000	305,446

Real Estate - 0.3%
Cheung Kong (Holdings) Limited	22,000	233,208

Wireless Telecommunication Services - 0.4%
China Mobile Limited	75,500	396,516
Total Hong Kong		1,322,599

ITALY - 1.7%
Commercial Banks - 1.7%
Capitalia S.p.A	187,937	1,562,384
Total Italy		1,562,384

JAPAN - 28.9%
Capital Markets - 0.9%
Daiwa Securities Group Inc.	64,000	858,590

Chemicals - 2.4%
NITTO DENKO CORPORATION	5,700	483,798
SUMITOMO CHEMICAL COMPANY, LIMITED	68,000	553,475
TORAY INDUSTRIES, INC.	147,000	1,203,976
		2,241,249

Commercial Banks - 5.5%
Mitsubishi UFJ Financial Group, Inc.	93	1,422,260
Mizuho Financial Group, Inc.	259	2,119,091
Sumitomo Mitsui Financial Group, Inc.	145	1,601,529
		5,142,880

Consumer Finance - 0.4%
UFJ NICOS Co., Ltd.	34,000	359,643

Electronic Equipment & Instruments - 3.5%
FANUC LTD.	5,800	558,318
MURATA MANUFACTURING COMPANY, LTD.	15,400	1,042,803
NIDEC CORPORATION	11,100	911,011
Sumitomo Electric Industries, Ltd.	26,100	413,564
YOKOGAWA ELECTRIC CORPORATION	21,700	386,249
		3,311,945

Household Durables - 0.3%
Sekisui House, Ltd.	17,000	253,628

Insurance - 0.8%
T&D Holdings, Inc.	9,350	730,841

Investment Bank & Brokerage - 1.1%
Nomura Holdings, Inc.	48,200	1,074,979

Machinery - 5.7%
Hitachi Construction Machinery Co., Ltd.	45,700	1,203,653
KOMATSU LTD.	40,000	762,957
Mitsubishi Heavy Industries, Ltd.	204,000	970,603
NSK Ltd.	63,000	547,035
SMC CORPORATION	7,200	1,121,903
THK CO., LTD.	21,900	703,331
		5,309,482

Metals & Mining - 0.6%
MITSUBISHI MATERIALS CORPORATION	101,000	539,753

Oil & Gas Exploration & Production Companies - 0.3%
NIPPON MINING HOLDINGS, INC.	31,000	261,538

Real Estate - 1.7%
Mitsubishi Estate Company Ltd.	39,000	924,469
Mitsui Fudosan Co., Ltd.	31,000	712,447
		1,636,916

Road & Rail - 0.4%
TOKYU CORPORATION	58,000	390,773

Semiconductor & Semiconductor Equipment - 2.2%
ROHM COMPANY LIMITED	6,600	698,131
SUMCO CORPORATION	12,100	649,720
Tokyo Electron Limited	10,900	751,979
		2,099,830

Specialty Retail - 1.3%
YAMADA DENKI CO., LTD.	10,300	1,187,519

Trading Companies & Distributors - 1.8%
Marubeni Corporation	92,000	481,495
MITSUI & CO., LTD.	84,000	1,214,682
		1,696,177
Total Japan		27,095,743

LUXEMBOURG - 0.9%
Metals & Mining - 0.9%
Arcelor	21,041	829,472
Total Luxembourg		829,472

MALAYSIA - 0.2%
Commercial Banks - 0.2%
Bumiputra-Commerce Holdings Bhd	135,000	230,920
Total Malaysia		230,920

NETHERLANDS - 0.3%
Chemicals - 0.3%
Akzo Nobel N.V.	5,078	269,475
Total Netherlands		269,475

NORWAY - 4.3%
Oil & Gas Exploration & Production Companies - 4.3%
Norsk Hydro ASA	12,820	1,776,209
Statoil ASA	79,600	2,295,593
Total Norway		4,071,802

SINGAPORE - 0.9%
Commercial Banks - 0.3%
United Overseas Bank Limited	24,000	231,705

Real Estate - 0.6%
City Developments Limited	88,000	588,173
Total Singapore		819,878

SOUTH KOREA - 0.6%
Commercial Banks - 0.3%
Hana Financial Group Inc. (a)	6,689	316,688

Electronic Equipment & Instruments - 0.3%
LG Electronics Inc.	3,470	281,429
Total South Korea		598,117

SPAIN - 1.9%
Commercial Banks - 1.9%
Banco Santander Central Hispano SA	122,486	1,788,648
Total Spain		1,788,648

SWEDEN - 1.3%
Wireless Telecommunication Services - 1.3%
Telefonaktiebolaget LM Ericsson - B Shares	318,403	1,210,083
Total Sweden		1,210,083

SWITZERLAND - 8.6%
Building Materials - 1.1%
Holcim Ltd.	12,855	1,023,548

Commercial Banks - 1.7%
UBS AG	14,833	1,629,337

Electrical Equipment - 1.6%
ABB Ltd.	119,031	1,501,983

Insurance - 1.3%
Swiss Re	16,753	1,170,712

Pharmaceuticals - 2.9%
Roche Holding AG	18,188	2,708,005
Total Switzerland		8,033,585

TAIWAN - 0.2%
Diversified Financial Services - 0.2%
Cathay Financial Holding Co., Ltd. - GDR	10,799	195,462
Total Taiwan		195,462

UNITED KINGDOM - 20.6%
Aerospace & Defense - 2.1%
BAE Systems plc	265,287	1,939,286

Commercial Banks - 1.9%
Standard Chartered plc	72,614	1,806,613

Commercial Services & Supplies - 0.7%
Hays plc	239,877	676,200

Diversified Financial Services - 1.0%
Man Group plc	22,869	979,413

Diversified Operations - 2.8%
BHP Billiton plc	51,720	944,865
Rolls-Royce Group plc (a)	205,454	1,634,865
		2,579,730

Food & Staples Retailing - 0.6%
Tesco plc	91,146	522,581

Insurance - 1.1%
Prudential plc	92,023	1,067,209

Media - 0.9%
ITV plc	409,802	849,052

Metals & Mining - 3.9%
Corus Group plc	692,619	1,058,959
Xstrata plc	80,324	2,599,920
		3,658,879

Multiline Retail - 0.8%
Next plc	26,138	749,304

Multi-Utilities & Unregulated Power - 1.1%
International Power plc	204,492	1,005,460

Pharmaceuticals - 2.6%
AstraZeneca plc	47,465	2,391,516

Tobacco - 1.1%
Imperial Tobacco Group plc	34,826	1,032,854
Total United Kingdom		19,258,097

UNITED STATES - 1.0%
Automotive - 1.0%
Autoliv, Inc. - SDR	17,000	964,756
Total United States		964,756

TOTAL COMMON STOCKS		90,532,347
(Cost $79,028,577)

PREFERRED STOCKS - 1.3%
GERMANY - 1.3%
Automotive - 1.3%
Porsche AG	1,288	1,230,435
Total Germany		1,230,435

TOTAL PREFERRED STOCKS		1,230,435
(Cost $973,559)

Total Investments - 97.9%		91,762,782
(Cost $80,002,136)

Other Assets in Excess of Liabilities - 2.1%		1,960,532
TOTAL NET ASSETS - 100.00%		$93,723,314

GDR	Global Depository Receipt.
SDR	Swedish Depository Receipt.
(a)	Non-income producing security.

At March 31, 2006, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The contracts combined had net unrealized appreciation of $41,103 as of March 31, 2006. The terms of the open contracts are as follows:

Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2006	Currency to be Received		U.S. $ Value at March 31, 2006
4/28/2006	271,987,590	JPY	$ 2,320,892	3,290,000	AUD	$ 2,353,455
4/28/2006	1,540,000	EURO	1,869,163	1,064,664	KB	1,850,024
4/28/2006	254,209,975	JPY	2,169,194	1,810,000	EURO	2,196,873
			$ 6,359,249			$ 6,400,352

AUD	Australian Dollar
EURO	Euro
JPY	Japanese Yen
KB	British Pound

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 80,002,136
Gross unrealized appreciation	$ 12,328,447
Gross unrealized depreciation	(567,800)
Net unrealized appreciation	$ 11,760,647

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 4.0%
General Dynamics Corporation	9,400	$601,412
Honeywell International Inc.	21,440	916,989
United Technologies Corporation	4,000	231,880
		1,750,281
Asset Management - 1.0%
Mellon Financial Corporation	12,500	445,000

Beverages - 2.1%
The Coca-Cola Company	15,000	628,050
PepsiCo, Inc.	5,000	288,950
		917,000
Biotechnology - 1.2%
Genzyme Corporation (a)	7,800	524,316

Building Products - 3.4%
American Standard Companies Inc.	17,500	750,050
Masco Corporation	22,500	731,025
		1,481,075
Chemicals - 9.3%
Air Products and Chemicals, Inc.	15,000	1,007,850
The Dow Chemical Company	16,000	649,600
E.I. du Pont de Nemours and Company	15,000	633,150
Praxair, Inc.	20,000	1,103,000
The Valspar Corporation	25,000	696,750
		4,090,350
Commercial Banks - 4.2%
Bank of America Corporation	26,544	1,208,814
The South Financial Group, Inc.	25,000	653,750
		1,862,564
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	45,000	975,150

Computers & Peripherals - 2.6%
International Business Machines Corporation	13,550	1,117,469

Construction & Engineering - 1.6%
Chicago Bridge & Iron Company N.V. - NY Shares - ADR (b)	30,000	720,000

Diversified Financial Services - 5.6%
Citigroup Inc.	29,487	1,392,671
JPMorgan Chase & Co.	25,000	1,041,000
		2,433,671
Diversified Telecommunication Services - 2.2%
AT&T Inc.	35,000	946,400

Energy Equipment & Services - 2.7%
BJ Services Company	13,000	449,800
Hanover Compressor Company (a)	40,000	744,800
		1,194,600
Food & Staples Retailing - 2.0%
CVS Corporation	30,000	896,100

Food Products - 1.7%
General Mills, Inc.	15,000	760,200

Health Care Equipment & Supplies - 5.5%
Baxter International Inc.	31,740	1,231,829
DENTSPLY International Inc.	15,000	872,250
Fisher Scientific International Inc. (a)	4,600	313,030
		2,417,109
Hotels Restaurants & Leisure - 1.2%
McDonald's Corporation	15,000	515,400

Household Durables - 1.6%
Newell Rubbermaid Inc.	28,200	710,358

Household Products - 1.0%
Kimberly-Clark Corporation	7,890	456,042

Industrial Conglomerates - 3.8%
General Electric Company	22,500	782,550
Tyco International Ltd. (b)	32,500	873,600
		1,656,150
Insurance - 7.2%
The Allstate Corporation	8,200	427,302
American International Group, Inc.	15,000	991,350
Genworth Financial Inc. - Class A	27,500	919,325
Lincoln National Corporation	15,000	818,850
		3,156,827
Investment Bank & Brokerage - 5.7%
The Goldman Sachs Group, Inc.	8,000	1,255,680
Morgan Stanley	20,000	1,256,400
		2,512,080
IT Services - 2.1%
Accenture Ltd. - Class A (b)	30,000	902,100

Machinery - 2.0%
Caterpillar Inc.	12,500	897,625

Media - 1.7%
The Walt Disney Company	27,120	756,377

Multiline Retail - 2.1%
Kohl's Corporation (a)	17,500	927,675

Multi-Utilities & Unregulated Power - 1.7%
Duke Energy Corporation	25,200	734,580

Office Electronics - 1.0%
Xerox Corporation (a)	30,000	456,000

Oil & Gas Exploration & Production Companies - 7.7%
Chevron Corporation	21,926	1,271,050
ConocoPhillips	16,660	1,052,079
Devon Energy Corporation	7,000	428,190
Exxon Mobil Corporation	10,000	608,600
		3,359,919
Paper & Forest Products - 1.7%
Weyerhaeuser Company	10,000	724,300

Pharmaceuticals - 2.3%
Abbott Laboratories	10,000	424,700
Par Pharmaceutical Cos Inc. (a)	20,000	563,600
		988,300
Software - 1.2%
Symantec Corporation (a)	32,500	546,975

Specialty Retail - 3.2%
The Home Depot, Inc.	6,900	291,870
PETsMART, Inc.	20,000	562,800
RadioShack Corporation	27,500	528,825
		1,383,495
Wireless Telecommunication Services - 1.6%
America Movil S.A. de C.V. - ADR (b)	20,000	685,200

TOTAL COMMON STOCKS		43,900,688
(Cost $37,177,338)

SHORT-TERM INVESTMENTS - 0.3%
Money Market Fund - 0.3%
Columbia Money Market Reserves Fund - Capital Shares	124,297	124,297

TOTAL SHORT-TERM INVESTMENTS		124,297
(Cost $124,297)

Total Investments - 100.4%		44,024,985
(Cost $37,301,635)

Liabilities in Excess of Other Assets - (0.4)%		(156,013)
TOTAL NET ASSETS - 100.0%		$43,868,972

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 37,301,635
Gross unrealized appreciation	$ 7,248,917
Gross unrealized depreciation	(525,567)
Net unrealized appreciation	$ 6,723,350

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Growth Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 8.2%
The Boeing Company	15,000	$1,168,950
Raytheon Company	24,000	1,100,160
Rockwell Collins, Inc.	32,000	1,803,200
Teledyne Technologies Incorporated (a)	50,000	1,780,000
		5,852,310
Air Freight & Logistics - 2.4%
FedEx Corp.	15,000	1,694,100

Beverages - 2.4%
PepsiCo, Inc.	30,000	1,733,700

Biotechnology - 2.6%
Amgen Inc. (a)	25,000	1,818,750

Building Products - 1.1%
Cemex S.A. de C.V. - ADR (b)	12,000	783,360

Communications Equipment - 7.2%
Corning Incorporated (a)	55,000	1,480,050
Harris Corporation	20,000	945,800
Motorola, Inc.	80,000	1,832,800
QUALCOMM Inc.	18,000	910,980
		5,169,630
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	20,000	1,254,400
SanDisk Corporation (a)	25,000	1,438,000
		2,692,400
Consumer Finance - 1.5%
American Express Company	20,000	1,051,000

Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	30,000	1,126,500

Energy Equipment & Services - 1.2%
Weatherford International Ltd. (a) (b)	19,000	869,250

Food & Staples Retailing - 6.6%
Costco Wholesale Corporation	20,000	1,083,200
United Natural Foods, Inc. (a)	60,000	2,098,200
Walgreen Co.	35,000	1,509,550
		4,690,950
Health Care Equipment & Supplies - 5.3%
Alcon, Inc. (b)	13,000	1,355,380
ArthroCare Corporation (a)	20,000	956,400
Sybron Dental Specialties, Inc. (a)	35,000	1,443,400
		3,755,180
Health Care Providers & Services - 4.8%
McKesson Corporation	20,000	1,042,600
UnitedHealth Group Incorporated	42,200	2,357,292
		3,399,892

Hotels, Restaurants & Leisure - 3.2%
Starbucks Corporation (a)	24,000	903,360
Starwood Hotels & Resorts Worldwide, Inc.	20,000	1,354,600
		2,257,960

Household Products - 1.6%
The Procter & Gamble Company	20,000	1,152,400

Insurance - 1.8%
Prudential Financial, Inc.	17,000	1,288,770

Investment Bank & Brokerage - 2.6%
Lehman Brothers Holdings Inc.	13,000	1,878,890

Media - 1.5%
The McGraw-Hill Companies, Inc.	19,000	1,094,780

Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc. - Class B	25,000	1,494,250

Multiline Retail - 1.1%
Target Corporation	15,000	780,150

Oil & Gas Exploration & Production Companies - 7.8%
Devon Energy Corporation	35,000	2,140,950
Range Resources Corporation	27,000	737,370
Sunoco, Inc.	35,000	2,714,950
		5,593,270
Pharmaceuticals - 1.1%
Bentley Pharmaceuticals, Inc. (a)	60,000	789,000

Road & Rail - 1.8%
Burlington Northern Santa Fe Corporation	15,000	1,249,950

Semiconductor & Semiconductor Equipment - 5.2%
Intel Corporation	30,000	580,500
Marvell Technology Group Ltd. (a) (b)	25,000	1,352,500
Texas Instruments Incorporated	55,000	1,785,850
		3,718,850
Software - 6.7%
Adobe Systems Incorporated (a)	30,000	1,047,600
Autodesk, Inc. (a)	30,000	1,155,600
Microsoft Corporation	61,100	1,662,531
Nuance Communications, Inc. (a)	80,000	944,800
		4,810,531
Specialty Retail - 4.6%
Chico's FAS, Inc. (a)	20,000	812,800
The Home Depot, Inc.	30,000	1,269,000
Urban Outfitters, Inc. (a)	50,000	1,227,000
		3,308,800
Textiles, Apparel & Luxury Goods - 3.8%
Coach, Inc. (a)	30,000	1,037,400
NIKE, Inc. - Class B	20,000	1,702,000
		2,739,400
Trading Companies & Distributors - 1.2%
Fastenal Company	18,000	852,120

Wireless Telecommunication Services - 2.5%
SBA Communications Corporation - Class A (a)	75,000	1,755,750

TOTAL COMMON STOCKS
(Cost $64,580,657)		69,401,893

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
Columbia Money Market Reserves Fund - Capital Shares	2,078,778	2,078,778
Dreyfus Cash Management Fund - Investor Shares	2,042,720	2,042,720

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,121,498)		4,121,498

Total Investments - 103.1%		73,523,391
(Cost $68,702,155)

Liabilities in Excess of Other Assets - (3.1)%		(2,215,783)
TOTAL NET ASSETS - 100.0%		$71,307,608

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 68,702,155
Gross unrealized appreciation	$ 6,845,077
Gross unrealized depreciation	(2,023,840)
Net unrealized appreciation	$ 4,821,237

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 4.8%
Aviall, Inc. (a)	3,800	$144,704
Hexcel Corporation (a)	5,100	112,047
Ladish Co., Inc. (a)	4,000	115,880
Teledyne Technologies Incorporated (a)	2,100	74,760
		447,391
Air Freight & Logistics - 1.0%
Pacer International, Inc.	2,800	91,504

Auto Components - 1.1%
Drew Industries Incorporated (a)	2,900	103,095

Biotechnology - 0.7%
Human Genome Sciences, Inc. (a)	6,000	65,220

Building Products - 0.8%
Jacuzzi Brands, Inc. (a)	7,800	76,674

Capital Markets - 1.6%
Greenhill & Co., Inc.	2,300	152,053

Commercial Banks - 5.4%
First State Bancorporation	3,100	82,336
Glacier Bancorp, Inc.	2,900	90,045
Hancock Holding Company	2,400	111,648
The South Financial Group, Inc.	3,900	101,985
Texas Regional Bancshares, Inc. - Class A	3,740	110,293
		496,307
Commercial Services & Supplies - 3.7%
Airgas, Inc.	2,300	89,907
John H. Harland Company	1,700	66,810
Mobile Mini, Inc. (a)	5,900	182,428
		339,145
Computers & Peripherals - 0.9%
Quantum Corporation (a)	22,100	82,654

Construction & Engineering - 1.8%
EMCOR Group, Inc. (a)	3,100	153,946
MasTec, Inc. (a)	800	11,336
		165,282
Consumer Finance - 1.3%
Cash America International, Inc.	4,000	120,080

Containers & Packaging - 1.0%
Silgan Holdings Inc.	2,300	92,391

Diversified Manufacturing - 1.4%
Raven Industries, Inc.	3,400	132,974

Education Services - 1.9%
Laureate Education Inc. (a)	1,700	90,746
Universal Technical Institute Inc. (a)	2,800	84,280
		175,026
Electronic Equipment & Instruments - 2.7%
I.D. Systems, Inc. (a)	3,300	82,500
Photon Dynamics, Inc. (a)	3,300	61,875
Veeco Instruments Inc. (a)	4,400	102,740
		247,115
Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc. (a)	900	90,909
Dril-Quip, Inc. (a)	1,900	134,615
Hydril (a)	1,100	85,745
Superior Well Services, Inc. (a)	2,500	72,675
		383,944
Food & Staples Retailing - 6.0%
Casey's General Stores, Inc.	3,800	86,906
The Pantry, Inc. (a)	1,500	93,585
Pathmark Stores, Inc. (a)	6,100	63,806
Performance Food Group Company (a)	3,200	99,808
Reddy Ice Holdings, Inc.	4,100	91,061
United Natural Foods, Inc. (a)	3,400	118,898
		554,064
Health Care Equipment & Supplies - 6.0%
ArthroCare Corporation (a)	3,500	167,370
Hologic, Inc. (a)	3,000	166,050
IntraLase Corp (a)	5,600	129,920
Sybron Dental Specialties, Inc. (a)	2,200	90,728
		554,068
Health Care Providers & Services - 4.0%
HealthExtras, Inc. (a)	3,600	127,080
PSS World Medical, Inc. (a)	6,600	127,314
Psychiatric Solutions, Inc. (a)	3,600	119,268
		373,662
Hotels, Restaurants & Leisure - 2.7%
Landry's Restaurants, Inc.	2,700	95,391
LIFE TIME FITNESS, Inc. (a)	3,200	149,920
		245,311
Household Durables - 1.6%
La-Z-Boy Incorporated	4,200	71,400
Tempur-Pedic International Inc. (a)	5,600	79,240
		150,640
Information Technology Services - 1.2%
Ness Technologies Inc. (a)	8,800	110,792

Insurance - 4.5%
American Equity Investment Life Holding Company	6,400	91,776
Argonaut Group, Inc. (a)	4,200	149,310
Max Re Capital Ltd. (b)	4,300	102,340
Republic Companies Group, Inc.	4,400	76,384
		419,810
Internet & Catalog Retail - 0.8%
Blue Nile, Inc. (a)	2,100	73,899

Internet Software & Services - 1.3%
Access Integrated Technologies Inc. - Class A (a)	6,000	77,100
Traffic.com, Inc. (a)	4,800	40,080
		117,180

Machinery - 5.0%
Albany International Corp. - Class A	2,400	91,416
Bucyrus International, Inc. - Class A	2,850	137,341
CLARCOR Inc.	3,100	110,360
Franklin Electric Co, Inc.	2,300	125,695
		464,812
Marine - 1.2%
Kirby Corporation (a)	1,600	108,976

Media - 1.0%
Entravision Communications Corporation - Class A (a)	10,500	96,180

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	1,000	93,920

Oil & Gas Exploration & Production Companies - 6.2%
Cabot Oil & Gas Corporation	1,900	91,067
Denbury Resources Inc. (a)	3,600	114,012
Encore Acquisition Company (a)	2,400	74,400
Petrohawk Energy Corporation (a)	5,900	80,830
Range Resources Corporation	3,100	84,661
St. Mary Land & Exploration Company	3,100	126,573
		571,543
Pharmaceuticals - 2.9%
Bentley Pharmaceuticals, Inc. (a)	5,200	68,380
Par Pharmaceutical Cos Inc. (a)	3,100	87,358
Perrigo Company	6,900	112,539
		268,277
Real Estate - 1.4%
FelCor Lodging Trust Inc.	6,200	130,820

Semiconductor & Semiconductor Equipment - 0.6%
Advanced Energy Industries, Inc. (a)	4,000	56,520

Software - 7.2%
Ariba, Inc. (a)	11,700	114,426
Embarcadero Technologies, Inc. (a)	10,700	74,900
i2 Technologies, Inc. (a)	5,600	96,320
Nuance Communications, Inc. (a)	17,100	201,951
Parametric Technology Corporation (a)	5,800	94,714
TIBCO Software Inc. (a)	10,600	88,616
		670,927
Specialty Retail - 5.2%
Charming Shoppes, Inc. (a)	6,500	96,655
Gamestop Corporation - Class A (a)	1,900	89,566
Jos. A. Bank Clothiers, Inc. (a)	2,925	140,254
Tractor Supply Company (a)	2,300	152,582
		479,057
Thrifts & Mortgage Finance - 0.7%
City Bank	1,400	65,156

Trading Companies & Distributors - 1.2%
Anixter International, Inc.	2,400	114,672

Wireless Telecommunication Services - 1.6%
SBA Communications Corporation - Class A (a)	6,200	145,142

TOTAL COMMON STOCKS		9,036,283
(Cost $7,262,353)

SHORT-TERM INVESTMENTS - 1.7%
Money Market Fund - 1.7%
Columbia Money Market Reserves Fund - Capital Shares
	159,205	159,205
TOTAL SHORT-TERM INVESTMENTS
(Cost $159,205)		159,205

Total Investments - 99.2%		9,195,488
(Cost $7,421,558)

Other Assets in Excess of Liabilities - 0.8%		74,340
TOTAL NET ASSETS - 100.0%		$9,269,828

(a)	Non-income producing security.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 7,421,558
Gross unrealized appreciation	$ 1,851,577
Gross unrealized depreciation	(77,647)
Net unrealized appreciation	$ 1,773,930

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund Schedule of Investments March 31, 2006 (Unaudited)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES - 0.1%
FedEx Corp.
Sinkable 07/15/2006
Series 1998-1, 7.02%, 01/15/2016	$50,877	$53,113

TOTAL ASSET BACKED SECURITIES		53,113
(Cost $54,928)

CORPORATE BONDS - 79.0%
Aerospace & Defense - 3.0%
General Dynamics Corporation
4.50%, 08/15/2010	500,000	484,293
Raytheon Company
5.50%, 11/15/2012	447,000	445,431
United Technologies Corporation
6.35%, 03/01/2011	300,000	312,055
		1,241,779
Asset Management - 1.0%
Mellon Funding Corporation
6.70%, 03/01/2008	400,000	410,236

Building Products - 0.3%
Masco Corporation
5.75%, 10/15/2008	100,000	100,651

Chemicals - 1.8%
The Lubrizol Corporation
5.50%, 10/01/2014	750,000	727,510

Commercial Banks - 2.6%
FleetBoston Financial Corporation
7.125%, 04/15/2006	500,000	500,199
Landesbank Baden-Wuerttemberg (b)
6.35%, 04/01/2012	45,000	47,929
National City Bank
6.20%, 12/15/2011	500,000	517,677
		1,065,805
Commercial Services & Supplies - 5.9%
CP&L, Inc.
6.80%, 08/15/2007	300,000	305,331
Ingersoll-Rand Company Ltd. (b)
6.25%, 05/15/2006	650,000	650,867
International Lease Finance Corporation:
6.375%, 03/15/2009	540,000	553,151
5.00%, 04/15/2010	40,000	39,270
Pitney Bowes Inc.
3.875%, 06/15/2013	300,000	271,454
R.R. Donnelley & Sons Co.
4.95%, 05/15/2010	20,000	19,282
Waste Management, Inc.
7.00%, 10/15/2006	565,000	569,994
		2,409,349

Communications Equipment - 3.0%
Cisco Systems, Inc.
5.25%, 02/22/2011	400,000	397,008
Motorola, Inc.
7.625%, 11/15/2010	740,000	807,899
		1,204,907
Computers & Peripherals - 3.0%
Hewlett-Packard Company
5.50%, 07/01/2007	750,000	750,116
International Business Machines Corporation
4.375%, 06/01/2009	500,000	488,123
		1,238,239
Construction & Engineering - 0.1%
Centex Corporation
7.50%, 01/15/2012	40,000	42,681

Consumer Finance - 6.8%
American General Finance Corporation:
5.875%, 07/14/2006	685,000	686,680
4.625%, 05/15/2009	490,000	480,339
ASIF Global Financing XVIII (a)
3.85%, 11/26/2007	325,000	317,837
(Acquired 01/06/2004, Cost $327,584)
Capital One Financial Corporation
7.25%, 05/01/2006	750,000	751,238
General Electric Capital Corporation
4.25%, 12/01/2010	30,000	28,659
HSBC Finance Corporation
6.50%, 11/15/2008	510,000	524,622
		2,789,375

Diversified Financial Services - 0.8%
AXA Financial, Inc.
7.75%, 08/01/2010	25,000	27,133
CIT Group Inc.:
6.875%, 11/01/2009	150,000	156,637
4.75%, 12/15/2010	30,000	29,071
Textron Financial Corporation:
5.875%, 06/01/2007	60,000	60,393
6.00%, 11/20/2009	40,000	40,738
		313,972
Diversified Telecommunication Services - 7.3%
360 Communications Company
6.65%, 01/15/2008	430,000	439,095
ALLTEL Corporation
7.00%, 07/01/2012	150,000	161,508
GTE Corporation
6.36%, 04/15/2006	765,000	765,197
SBC Communications Inc.:
5.75%, 05/02/2006	1,250,000	1,250,404
5.10%, 09/15/2014	50,000	47,537
Sprint Capital Corp.
8.375%, 03/15/2012	45,000	50,906
Verizon Global Funding Corp.:
6.125%, 06/15/2007	250,000	252,273
7.25%, 12/01/2010	10,000	10,629
		2,977,549

Electric Utilities - 1.6%
TXU Corp.
6.375%, 06/15/2006	120,000	120,819
TXU Energy Co.
7.00%, 03/15/2013	500,000	521,497
		642,316
Electrical Equipment - 0.7%
Arrow Electronics, Inc.
9.15%, 10/01/2010	40,000	44,786
Emerson Electric Co.
5.75%, 11/01/2011	250,000	255,103
		299,889
Energy Equipment & Services - 1.2%
Baker Hughes Incorporated
6.00%, 02/15/2009	455,000	463,861
Halliburton Company
5.50%, 10/15/2010	40,000	40,134
		503,995
Food Products - 1.2%
The Hershey Company
4.85%, 08/15/2015	500,000	477,314

Household Products - 3.6%
Kimberly-Clark Corporation
5.625%, 02/15/2012	600,000	611,068
The Procter & Gamble Company
Putable 09/01/2014
8.00%, 09/01/2024	675,000	858,252
		1,469,320
Insurance - 1.8%
The Hartford Financial Services Group, Inc.
4.70%, 09/01/2007	100,000	99,070
John Hancock Global Funding II (a)
5.625%, 06/27/2006	365,000	365,362
(Acquired 01/27/2004 and 06/06/2005, Cost $367,269)
Massmutual Global Funding II (a)
3.25%, 06/15/2007	285,000	277,032
(Acquired 12/03/2003, Cost $284,399)
		741,464
Investment Bank & Brokerage - 3.3%
The Bear Stearns Companies Inc.
6.75%, 12/15/2007	500,000	511,557
Credit Suisse First Boston USA
6.50%, 01/15/2012	45,000	47,051
The Goldman Sachs Group, Inc.
5.15%, 01/15/2014	30,000	28,970
Lehman Brothers Holdings, Inc.
7.00%, 02/01/2008	540,000	555,692
Merrill Lynch & Co., Inc.
3.125%, 07/15/2008	195,000	186,397
		1,329,667

Machinery - 1.2%
Dover Corporation
6.50%, 02/15/2011	450,000	470,195

Media - 1.6%
The Walt Disney Company
6.375%, 03/01/2012	635,000	660,897

Metals & Mining - 2.5%
Alcoa Inc.:
6.50%, 06/01/2011	400,000	417,769
6.00%, 01/15/2012	600,000	613,043
		1,030,812
Multiline Retail - 2.7%
Dollar General Corporation
8.625%, 06/15/2010	450,000	486,000
Target Corporation:
6.35%, 01/15/2011	100,000	104,149
5.875%, 03/01/2012	500,000	512,794
		1,102,943
Multi-Utilities & Unregulated Power - 0.1%
Sempra Energy
4.621%, 05/17/2007	60,000	59,482

Oil & Gas Exploration & Production Companies - 11.8%
Amerada Hess Corporation
6.65%, 08/15/2011	400,000	418,832
Apache Corporation
6.25%, 04/15/2012	690,000	722,874
Burlington Resources Finance Company (b)
6.68%, 02/15/2011	400,000	420,990
Occidental Petroleum Corporation
6.75%, 01/15/2012	648,000	694,154
Ocean Energy Inc.
4.375%, 10/01/2007	238,000	234,749
ONEOK, Inc.
5.20%, 06/15/2015	40,000	38,094
Texaco Capital Inc.
8.25%, 10/01/2006	500,000	506,979
Union Pacific Resources Group Inc.
7.00%, 10/15/2006	750,000	756,280
USX Corporation
9.125%, 01/15/2013	409,000	487,327
XTO Energy, Inc.
6.25%, 04/15/2013	500,000	517,937
		4,798,216
Real Estate - 1.7%
EOP Operating Limited Partnership:
7.75%, 11/15/2007	105,000	108,582
4.65%, 10/01/2010	525,000	502,721
Health Care Property Investors, Inc.
6.45%, 06/25/2012	20,000	20,617
Health Care REIT, Inc.
8.00%, 09/12/2012	50,000	54,572
		686,492
Restaurants - 1.5%
McDonald's Corporation
6.00%, 04/15/2011	610,000	623,895

Road & Rail - 0.1%
Burlington Northern Santa Fe Corporation
6.125%, 03/15/2009	40,000	40,882

Semiconductor & Semiconductor Equipment - 1.3%
Applied Materials, Inc.
6.75%, 10/15/2007	500,000	509,718

Software - 1.5%
Oracle Corporation
6.91%, 02/15/2007	600,000	608,146

Specialty Retail - 3.0%
The Home Depot, Inc.
4.625%, 08/15/2010	500,000	487,455
Lowe's Companies, Inc.
8.25%, 06/01/2010	650,000	719,548
		1,207,003

Thrifts & Mortgage Finance - 1.0%
Washington Mutual, Inc.
7.50%, 08/15/2006	400,000	403,408

TOTAL CORPORATE BONDS		32,188,107
(Cost $32,744,799)

MORTGAGE BACKED SECURITIES - 0.8%
Chase Commercial Mortgage Securities Corp.
Series 1997-1, Class A-2, 7.37%, 06/19/2029	82,713	83,363
Heller Financial Commercial Mortgage
Series 2000-PH-1, Class A-1, 7.715%, 01/15/2034	116,119	116,675
Morgan Stanley Capital I
Series 1997-WF1, Class A-2, 7.22%, 07/15/2029	113,443	114,699

TOTAL MORTGAGE BACKED SECURITIES
(Cost $321,430)		314,737

MUNICIPAL BONDS - 3.1%
California Statewide Communities Development
4.00%, 11/15/2006	655,000	650,611
Fiscal Year 2005 Securitization Corp. NY
3.40%, 08/15/2008	265,000	261,693
Southern California Public Power Authority Power Project
6.93%, 05/15/2017	330,000	371,455

TOTAL MUNICIPAL BONDS
(Cost $1,301,184)		1,283,759

PREFERRED STOCKS - 1.8%
Investment Bank & Brokerage - 1.8%
The Goldman Sachs Group, Inc.	20,000	512,800
Lehman Brothers Holdings, Inc.
Callable 10/31/2008	9,000	223,830

TOTAL PREFERRED STOCKS
(Cost $724,280)		736,630

U.S. GOVERNMENT & AGENCY ISSUES - 11.4%
Fannie Mae - 0.3%
6.00%, 05/15/2011	120,000	124,543

Federal Home Loan Bank - 3.7%
3.50%, 08/15/2006	125,000	124,330
Putable 04/15/02006
5.75%, 10/15/2007	855,000	863,744
Callable 11/21/2006
4.90%, 11/21/2007	500,000	497,921
		1,485,995

Freddie Mac - 2.7%
3.00%, 09/29/2006	130,000	128,640
4.20%, 12/28/2007	1,000,000	985,643
		1,114,283

U.S. Treasury Inflation Indexed Bonds - 1.3%
3.625%, 01/15/2008	325,195	334,176
1.625%, 01/15/2015	218,035	205,830
		540,006
U.S. Treasury Notes - 3.4%
3.00%, 12/31/2006	250,000	246,650
6.50%, 02/15/2010	115,000	121,698
5.00%, 08/15/2011	1,000,000	1,009,102
		1,377,450

TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $4,759,630)		4,642,277

SHORT-TERM INVESTMENTS - 2.4%
Money Market Fund - 2.4%
Columbia Money Market Reserves Fund - Capital Shares	959,963	959,963

TOTAL SHORT-TERM INVESTMENTS
(Cost $959,963)		959,963

Total Investments - 98.6%
(Cost $40,866,214)		40,178,586

Other Assets in Excess of Liabilities - 1.4%		587,715
TOTAL NET ASSETS - 100.0%		$40,766,301

(a)	Restricted security. Purchased shares in a private placement transaction. Resale to the public may require registration or may extend only to qualified institutional buyers.
(b)	Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$ 40,866,214
Gross unrealized appreciation	$128,165
Gross unrealized depreciation	(815,793)
Net unrealized depreciation	($687,628)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title)                /s/ J. Luther King Jr.
J. Luther King, Jr., President

Date      5/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                By (Signature and Title)                /s/ J. Luther King Jr.
J. Luther King, Jr., President

Date      5/30/06

By (Signature and Title)                /s/ Richard Lenart
Richard Lenart, Treasurer

Date      5/30/06